Liabilities assumed from time charters attached (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Amortization of Below Market Lease	$ 18,813	$ 15,792	$ (0)
DF Montmartre, Alpes, DF Mystras, Aspen, Popi Sazaklis [Member]
Property, Plant and Equipment [Line Items]
Below Market Lease, Acquired	46,927
Amortization of Below Market Lease	$ 18,813	$ 15,792	$ 0